Parent Company Only Condensed Financial Information - Schedule of condensed balance sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 322,777	$ 50,651	¥ 609,199
Amounts due from Youdao Group Companies	6,192	972	4,081
Prepayment and other current assets	182,577	28,650	199,642
Total assets	2,634,067	413,343	2,070,248
Current liabilities:
Amounts due to NetEase Group	83,041	13,031	67,230
Accrued liabilities and other payables	515,567	80,904	602,044
Non-current liabilities:
Other non-current liabilities	2,411	378	4,043
Long-term loans from NetEase Group	255,028	40,019
Total liabilities	3,364,468	527,957	3,477,356
Shareholders' deficit:
Additional paid-in capital	3,913,946	614,184	2,309,963
Accumulated deficit	(4,700,000)	(733,012)	(3,674,034)
Accumulated other comprehensive loss	(54,354)	(8,529)	(47,058)
Statutory reserves	4,456	699	2,950
Total shareholders' deficit	(808,993)	(126,947)	(1,407,108)	¥ 301,027	¥ (1,141,433)
Total liabilities, mezzanine equity and shareholders' deficit	2,634,067	413,343	2,070,248
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	4	18
Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	56	9	56
Parent Company [Member]
Current assets:
Cash and cash equivalents	122,765	19,265	117,400
Amounts due from Youdao Group Companies	2,658,772	417,219	1,011,360
Prepayment and other current assets	229	36	9,277
Total assets	2,781,766	436,520	1,138,037
Current liabilities:
Amounts due to NetEase Group	221	35	2,059
Accrued liabilities and other payables	2,573	403	3,655
Investments in subsidiaries and VIEs	3,328,600	522,330	2,536,385
Non-current liabilities:
Other non-current liabilities	2,411	378	4,043
Long-term loans from NetEase Group	255,028	40,019
Total liabilities	3,588,833	563,165	2,546,142
Shareholders' deficit:
Additional paid-in capital	3,913,946	614,184	2,309,963
Accumulated deficit	(4,671,195)	(733,012)	(3,674,034)
Accumulated other comprehensive loss	(54,354)	(8,529)	(47,058)
Statutory reserves	4,456	699	2,950
Total shareholders' deficit	(807,067)	(126,645)	(1,408,105)
Total liabilities, mezzanine equity and shareholders' deficit	2,781,766	436,520	1,138,037
Parent Company [Member] | Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	4	18
Parent Company [Member] | Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 9	¥ 56